LEASES AND RELATED PARTY LEASES (Schedule of Future Minimum Lease Payments for Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 569
2015	569
2016	569
Total minimum lease payments	1,707
Amount representing interest	132
Present value of minimum lease payments	$ 1,575